CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Parenthetical)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT [Abstract]
Distribution of warrants for common stock, warrants	5,000,000